Notes Payable (Schedule of long-term Notes Payable) (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Debt Instrument [Line Items]
Total Notes Payable	$ 1,018,576	$ 994,978	$ 280,953
Current Portion of Notes Payable	570,962	512,425	279,346
Long-term Portion of Notes Payable	447,614	482,553	1,607
Notes Payable [Member]
Debt Instrument [Line Items]
Total Notes Payable	275,200	274,900	274,900
Notes Payable One [Member]
Debt Instrument [Line Items]
Total Notes Payable	310,832	310,832
Notes Payable Two [Member]
Debt Instrument [Line Items]
Total Notes Payable	150,000	150,000
Notes Payable Three [Member]
Debt Instrument [Line Items]
Total Notes Payable	249,299	223,982
Notes Payable Four [Member]
Debt Instrument [Line Items]
Total Notes Payable		1,245	6,053
Notes Payable Five [Member]
Debt Instrument [Line Items]
Total Notes Payable	$ 33,245	$ 34,019